UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA NASDAQ-100 INDEX FUND - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2006



[LOGO OF USAA]
    USAA(R)

                             USAA NASDAQ-100
                                      INDEX Fund

                                         [GRAPHIC OF USAA NASDAQ-100 INDEX FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
         MARCH 31, 2006

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA NASDAQ-100 INDEX FUND
MARCH 31, 2006 (UNAUDITED)

                                                                                                 MARKET
   NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
             COMMON STOCKS (99.4%)

             ADVERTISING (0.3%)
    7,874    Lamar Advertising Co. "A"*                                                        $    414
                                                                                               --------
             AIR FREIGHT & LOGISTICS (0.6%)
    9,515    Expeditors International of Washington, Inc.                                           822
                                                                                               --------
             APPAREL RETAIL (0.6%)
   12,941    Ross Stores, Inc.                                                                      378
   15,671    Urban Outfitters, Inc.*                                                                384
                                                                                               --------
                                                                                                    762
                                                                                               --------
             APPLICATION SOFTWARE (4.1%)
   53,574    Adobe Systems, Inc.*                                                                 1,871
   21,861    Autodesk, Inc.*                                                                        842
   37,212    BEA Systems, Inc.*                                                                     489
   26,400    Cadence Design Systems, Inc.*                                                          488
   19,049    Citrix Systems, Inc.*                                                                  722
   20,444    Intuit, Inc.*                                                                        1,087
                                                                                               --------
                                                                                                  5,499
                                                                                               --------
             BIOTECHNOLOGY (10.4%)
   51,861    Amgen, Inc.*(c)                                                                      3,773
    9,837    Amylin Pharmaceuticals, Inc.*                                                          482
   33,946    Biogen Idec, Inc.*                                                                   1,599
   31,235    Celgene Corp.*                                                                       1,381
   24,808    Chiron Corp.*                                                                        1,136
   29,430    Genzyme Corp.*                                                                       1,978
   41,388    Gilead Sciences, Inc.*                                                               2,575
   24,185    MedImmune, Inc.*                                                                       885
                                                                                               --------
                                                                                                 13,809
                                                                                               --------
             BROADCASTING & CABLE TV (4.0%)
   86,788    Comcast Corp. "A"*(c)                                                                2,270
   19,858    EchoStar Communications Corp. "A"*                                                     593
   22,177    Liberty Global, Inc. "A"*                                                              454
   28,295    NTL, Inc.*                                                                             824
  131,065    Sirius Satellite Radio, Inc.*                                                          666
   24,250    XM Satellite Radio Holdings, Inc. "A"*                                                 540
                                                                                               --------
                                                                                                  5,347
                                                                                               --------
             CASINOS & GAMING (0.6%)
    9,864    Wynn Resorts Ltd.*                                                                     758
                                                                                               --------
             COMMUNICATIONS EQUIPMENT (13.2%)
  199,757    Cisco Systems, Inc.*(c)                                                              4,329
   19,163    Comverse Technology, Inc.*                                                             451
  174,556    JDS Uniphase Corp.*                                                                    728
   33,626    Juniper Networks, Inc.*                                                                643
   10,894    LM Ericsson Telephone Co. ADR "B" (Sweden)                                             411
  181,595    QUALCOMM, Inc.(c)                                                                    9,190
   16,847    Research In Motion Ltd. (Canada)*                                                    1,430
   23,284    Tellabs, Inc.*                                                                         370
                                                                                               --------
                                                                                                 17,552
                                                                                               --------
             COMPUTER HARDWARE (7.7%)
  107,598    Apple Computer, Inc.*                                                                6,749
   22,768    ATI Technologies, Inc. (Canada)*                                                       391

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                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
MARCH 31, 2006 (UNAUDITED)

                                                                                                 MARKET
   NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
   78,711    Dell, Inc.*(c)                                                                    $  2,342
  136,863    Sun Microsystems, Inc.*                                                                702
                                                                                               --------
                                                                                                 10,184
                                                                                               --------
             COMPUTER STORAGE & PERIPHERALS (1.7%)
   35,566    Network Appliance, Inc.*                                                             1,281
   16,267    SanDisk Corp.*                                                                         936
                                                                                               --------
                                                                                                  2,217
                                                                                               --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.4%)
   10,986    Joy Global, Inc.                                                                       657
   17,205    PACCAR, Inc.                                                                         1,212
                                                                                               --------
                                                                                                  1,869
                                                                                               --------
             CONSUMER ELECTRONICS (0.6%)
    9,123    Garmin Ltd.                                                                            725
                                                                                               --------
             DATA PROCESSING & OUTSOURCED SERVICES (2.0%)
    7,800    CheckFree Corp.*                                                                       394
   20,980    Fiserv, Inc.*                                                                          892
   32,735    Paychex, Inc.                                                                        1,364
                                                                                               --------
                                                                                                  2,650
                                                                                               --------
             DEPARTMENT STORES (1.5%)
   15,303    Sears Holdings Corp.*                                                                2,024
                                                                                               --------
             DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.8%)
   18,541    Cintas Corp.                                                                           790
   20,800    Discovery Holding Co. "A"*                                                             312
                                                                                               --------
                                                                                                  1,102
                                                                                               --------
             EDUCATIONAL SERVICES (0.6%)
   15,956    Apollo Group, Inc. "A"*                                                                838
                                                                                               --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
   17,849    American Power Conversion Corp.                                                        412
                                                                                               --------
             ELECTRONIC MANUFACTURING SERVICES (0.4%)
   56,957    Flextronics International Ltd. (Singapore)*                                            590
                                                                                               --------
             FOOD RETAIL (0.6%)
   12,385    Whole Foods Market, Inc.                                                               823
                                                                                               --------
             HEALTH CARE DISTRIBUTORS (0.3%)
   12,085    Patterson Companies, Inc.*                                                             425
                                                                                               --------
             HEALTH CARE EQUIPMENT (0.8%)
   30,301    Biomet, Inc.                                                                         1,076
                                                                                               --------
             HEALTH CARE SERVICES (1.0%)
   11,872    Express Scripts, Inc.*                                                               1,044
    8,523    Lincare Holdings, Inc.*                                                                332
                                                                                               --------
                                                                                                  1,376
                                                                                               --------
             HEALTH CARE SUPPLIES (0.6%)
    6,863    DENTSPLY International, Inc.                                                           399
    3,224    Intuitive Surgical, Inc.*                                                              381
                                                                                               --------
                                                                                                    780
                                                                                               --------

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                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
MARCH 31, 2006 (UNAUDITED)

                                                                                                 MARKET
   NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
             HOME ENTERTAINMENT SOFTWARE (1.4%)
   22,446    Activision, Inc.*                                                                 $    309
   27,848    Electronic Arts, Inc.*                                                               1,524
                                                                                               --------
                                                                                                  1,833
                                                                                               --------
             HOMEFURNISHING RETAIL (1.1%)
   36,341    Bed Bath & Beyond, Inc.*                                                             1,396
                                                                                               --------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.5%)
   12,017    Monster Worldwide, Inc.*                                                               599
                                                                                               --------
             HYPERMARKETS & SUPER CENTERS (0.9%)
   22,654    Costco Wholesale Corp.                                                               1,227
                                                                                               --------
             INTERNET RETAIL (1.8%)
   25,168    Amazon.com, Inc.*                                                                      919
   31,283    Expedia, Inc.*                                                                         634
   30,594    IAC/InterActiveCorp*                                                                   902
                                                                                               --------
                                                                                                  2,455
                                                                                               --------
             INTERNET SOFTWARE & SERVICES (7.9%)
   95,373    eBay, Inc.*(c)                                                                       3,725
   11,035    Google, Inc. "A"*                                                                    4,303
   21,120    VeriSign, Inc.*                                                                        507
   61,961    Yahoo!, Inc.*                                                                        1,999
                                                                                               --------
                                                                                                 10,534
                                                                                               --------
             IT CONSULTING & OTHER SERVICES (0.6%)
   12,245    Cognizant Technology Solutions Corp. "A"*                                              728
                                                                                               --------
             MOVIES & ENTERTAINMENT (0.5%)
   11,002    Pixar, Inc.*                                                                           706
                                                                                               --------
             OIL & GAS DRILLING (0.4%)
   15,866    Patterson-UTI Energy, Inc.                                                             507
                                                                                               --------
             PHARMACEUTICALS (1.7%)
    9,365    Sepracor, Inc.*                                                                        457
   45,003    Teva Pharmaceutical Industries Ltd. ADR (Israel)                                     1,853
                                                                                               --------
                                                                                                  2,310
                                                                                               --------
             RESTAURANTS (2.7%)
   96,486    Starbucks Corp.*                                                                     3,632
                                                                                               --------
             SEMICONDUCTOR EQUIPMENT (2.2%)
   74,587    Applied Materials, Inc.                                                              1,306
   21,982    KLA-Tencor Corp.                                                                     1,063
   13,130    Lam Research Corp.*                                                                    565
                                                                                               --------
                                                                                                  2,934
                                                                                               --------
             SEMICONDUCTORS (9.7%)
   46,344    Altera Corp.*                                                                          957
   38,518    Broadcom Corp. "A"*                                                                  1,662
  187,271    Intel Corp.(c)                                                                       3,624
   37,144    Linear Technology Corp.                                                              1,303
   24,885    Marvell Technology Group Ltd.*                                                       1,346
   40,841    Maxim Integrated Products, Inc.(c)                                                   1,517

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                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
MARCH 31, 2006 (UNAUDITED)

                                                                                                 MARKET
   NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
   16,067    Microchip Technology, Inc.                                                        $    583
   15,279    NVIDIA Corp.*                                                                          875
   41,577    Xilinx, Inc.                                                                         1,059
                                                                                               --------
                                                                                                 12,926
                                                                                               --------
             SPECIALTY CHEMICALS (0.3%)
    5,897    Sigma-Aldrich Corp.                                                                    388
                                                                                               --------
             SPECIALTY STORES (1.1%)
   12,641    PETsMART, Inc.                                                                         356
   44,495    Staples, Inc.                                                                        1,135
                                                                                               --------
                                                                                                  1,491
                                                                                               --------
             SYSTEMS SOFTWARE (10.5%)
   21,914    Check Point Software Technologies Ltd. (Israel)*                                       439
  323,296    Microsoft Corp.(c)                                                                   8,797
  195,663    Oracle Corp.*(c)                                                                     2,678
   15,900    Red Hat, Inc.*                                                                         445
   99,172    Symantec Corp.*                                                                      1,669
                                                                                               --------
                                                                                                 14,028
                                                                                               --------
             TECHNOLOGY DISTRIBUTORS (0.3%)
    7,594    CDW Corp.                                                                              447
                                                                                               --------
             TRADING COMPANIES & DISTRIBUTORS (0.5%)
   13,130    Fastenal Co.                                                                           622
                                                                                               --------
             TRUCKING (0.6%)
   15,221    C.H. Robinson Worldwide, Inc.                                                          747
                                                                                               --------
             WIRELESS TELECOMMUNICATION SERVICES (0.6%)
   13,440    NII Holdings, Inc.*                                                                    793
                                                                                               --------
             Total common stocks (cost: $117,462)                                               132,357
                                                                                               --------

PRINCIPAL
   AMOUNT
    (000)
---------
             MONEY MARKET INSTRUMENTS (0.6%)

             REPURCHASE AGREEMENTS (0.3%)(a)
             -------------------------------
     $458    State Street Bank & Trust Co., 3.20%, acquired on 3/31/2006 and due 4/03/2006 at $458 (collateralized by $485 of U.S. Treasury
                Bills, 4.64%, due 9/21/2006; market value $474)                                     458
                                                                                               --------

             U.S. TREASURY BILLS (0.3%)
             --------------------------
      350    3.94%, 4/06/2006(b)                                                                    350
       10    4.00%, 4/06/2006(b)                                                                     10
                                                                                               --------
                                                                                                    360
                                                                                               --------
             Total money market instruments (cost: $818)                                            818
                                                                                               --------

             TOTAL INVESTMENTS (COST: $118,280)                                                $133,175
                                                                                               ========

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           to Portfolio of INVESTMENTS

USAA NASDAQ-100 INDEX FUND
MARCH 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

     USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Nasdaq-100 Index Fund (the Fund), which is classified as non-diversified under the 1940 Act.

     A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

          1. Equity securities, including exchange-traded funds, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

          2. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

          3. Repurchase agreements are valued at cost, which approximates market value.

          4.  Futures contracts are valued at the last quoted sales price.

          5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), in consultation with the Fund's investment subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

              Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

     B. As of March 31, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2006, were $31,466,000 and $16,571,000, respectively, resulting in net unrealized appreciation of $14,895,000.

     C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $133,111,000 at March 31, 2006, and, in total, may not equal 100%.

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           to Portfolio of INVESTMENTS
          (continued)

USAA NASDAQ-100 INDEX FUND
MARCH 31, 2006 (UNAUDITED)

     D. Futures contracts - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

     E. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

     (a) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

     (b) Securities with a total value of $360,000 are segregated as collateral for initial margin requirements on open futures contracts.

     (c) Security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2006, as shown in the following table:

                                                                                         UNREALIZED
TYPE OF FUTURE                      EXPIRATION     CONTRACTS     POSITION     VALUE     APPRECIATION
----------------------------------------------------------------------------------------------------
Nasdaq-100 E Mini Index Futures    June 15, 2006      24           Long     $825,600       $9,000

*  Non-income-producing security for the 12 months preceding March 31, 2006.

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank and Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48480-0506                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Company) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC., Index Funds

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MAY 23, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    MAY 23, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    MAY 23, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.